Convertible Loans Payable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Balance at beginning	$ 184,025	$ 354,160
Change due to issuances	81,530	175,026
Change due to exercise / redemptions	(261,442)	(110,507)
Change in fair value	372,828	(234,654)
Balance at ending	$ 376,941	$ 184,025